Document and Entity Information Document	12 Months Ended
Aug. 25, 2017
Document And Entity Information [Abstract]
Entity Registrant Name	SMART GLOBAL HOLDINGS, INC.
Entity Central Index Key	0001616533
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Trading Symbol	SGH
Document Period End Date	Aug. 25, 2017
Amendment Flag	false